Transactions with Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Transactions with Non-Controlling Interests
35	TRANSACTIONS WITH NON-CONTROLLING INTERESTS

a)	Acquisition of additional non-controlling interest
In May, November and December 2016, GyM Chile S.p.A. acquired 5.43%, 6.77%, and 1.49%, respectively of additional shares in Vial y Vives—DSD S.A. at a total purchase price of S/21.6 million, S/25.7 million and S/3.8 million, respectively. The carrying values of the non-controlling interest at the acquisition dates were S/13.9 million, S/17.9 million and S/3.9 million. The Corporation ceased to recognize the corresponding non-controlling interest, recording a decrease in equity attributable to the owners of the Company of S/15.4 million. As of December 31, 2020, the outstanding balance was S/27.6 million (S/22.7 million in 2019) (Note 21).

b)	Contributions (returns) from non-controlling shareholders
Corresponds to the contributions and returns made by the partners of the subsidiary Viva Negocio Inmobiliario S.A. for the realization of real estate projects. As of December 31, the balances include:

	2018	2019	2020
Contributions received	3,399	152	18
Returns of contributions	(87,841)	(33,148)	(15,743)

	(84,442)	(32,996)	(15,725)

Plus:
Contributions from other subsidiaries	15,120	—	—

Decrease in equity of non controlling parties	(69,322)	(32,996)	(15,725)

c)	Dividends
As of December 31, 2019 and 2020, dividends were distributed to the non-controlling
interest for S/12.8 million and S/82.4 million, respectively.